Prepaid Expenses and Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
PrepaidExpensesAndOtherCurrentAssetsLineItems [Line Items]
Prepaid Expenses and Other Current Assets

3. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	June 30, 2026	December 31, 2025

Insurance	$226	$3
Software and hosting costs	6	4
Other	139	34
Total prepaid expenses and other current assets	$371	$41

3. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31, 2025	December 31, 2024
Software and hosting costs	$4	$19
Insurance	3	200
Other	34	180
Total prepaid expenses and other current assets	$41	$399

Eos SENOLYTIXS Inc [Member]
PrepaidExpensesAndOtherCurrentAssetsLineItems [Line Items]
Prepaid Expenses and Other Current Assets

5.	PREPAID EXPENSES

Prepaid expenses consisted of the following:

	June 30, 2026		December 31, 2025
Rent		$108,202		$-
Legal retainer fees		75,000		-
Research projects		52,417		-
Consultants and professional fees		16,750		-
Other		11,729		-
	$264,098		$-